April 12, 2019
Via EDGAR
John Grzeskiewicz
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Diversified Select Real Asset Fund (the “Registrant”)
File Numbers 811-213403 and 333-228850
Registration Statement on Form N-2

Dear Mr. Grzeskiewicz,
Pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant is filing with the Securities and Exchange Commission (the “Commission”) pre-effective amendment number 1 to the Registrant’s registration statement on Form N-2.

The Amendment takes into account comments of the Staff of the Commission, related to original registration statement on Form N-2.

Please call me at 515-235-1209 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,
/s/ Britney L. Schnathorst
Britney L. Schnathorst
Assistant Counsel, Registrant

Attachments